Quarterly Holdings Report
for

Fidelity® Large Cap Growth Index Fund

January 31, 2020

LC1-QTLY-0320
1.9871049.103

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc. (a)	52,806	$1,835,009
Entertainment - 1.4%
Activision Blizzard, Inc.	9,570	559,654
Electronic Arts, Inc. (a)	62,117	6,703,667
Live Nation Entertainment, Inc. (a)	30,154	2,055,297
Netflix, Inc. (a)	100,205	34,579,743
Roku, Inc. Class A (a)(b)	19,951	2,413,073
Spotify Technology SA (a)	28,096	3,969,965
Take-Two Interactive Software, Inc. (a)	12,149	1,514,251
The Madison Square Garden Co. (a)	417	123,511
World Wrestling Entertainment, Inc. Class A (b)	10,286	502,780
Zynga, Inc. (a)	45,030	271,081
		52,693,022
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	70,912	101,601,295
Class C (a)	71,320	102,289,284
Facebook, Inc. Class A (a)	567,378	114,559,292
IAC/InterActiveCorp (a)	10,096	2,459,285
Match Group, Inc. (a)(b)	12,587	984,555
TripAdvisor, Inc.	22,192	606,285
Twitter, Inc. (a)	181,188	5,884,986
		328,384,982
Media - 1.2%
Altice U.S.A., Inc. Class A (a)	70,511	1,929,181
AMC Networks, Inc. Class A (a)	9,913	362,717
Cable One, Inc.	1,019	1,736,407
CBS Corp.:
Class A	566	21,497
Class B	69,874	2,384,800
Charter Communications, Inc. Class A (a)(b)	21,433	11,090,720
Comcast Corp. Class A	502,686	21,711,008
Fox Corp.:
Class A	2,781	103,119
Class B	9,571	347,714
Interpublic Group of Companies, Inc.	8,279	187,933
Nexstar Broadcasting Group, Inc. Class A	8,088	979,861
Omnicom Group, Inc.	26,798	2,018,157
Sinclair Broadcast Group, Inc. Class A	13,420	401,526
Sirius XM Holdings, Inc.	319,669	2,260,060
The New York Times Co. Class A (b)	7,087	226,855
		45,761,555
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	38,214	3,026,167

TOTAL COMMUNICATION SERVICES		431,700,735

CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.0%
Aptiv PLC	4,117	349,080
Automobiles - 0.6%
Tesla, Inc. (a)(b)	33,676	21,908,595
Distributors - 0.1%
LKQ Corp. (a)	10,922	356,986
Pool Corp.	8,995	1,972,604
		2,329,590
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	13,488	2,208,390
Grand Canyon Education, Inc. (a)	1,053	82,429
H&R Block, Inc.	7,090	164,488
Service Corp. International	14,857	712,393
ServiceMaster Global Holdings, Inc. (a)	5,094	183,639
		3,351,339
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	6,075	5,265,567
Choice Hotels International, Inc.	3,499	350,600
Darden Restaurants, Inc.	30,022	3,495,461
Domino's Pizza, Inc.	9,581	2,699,447
Dunkin' Brands Group, Inc.	18,004	1,405,932
Hilton Grand Vacations, Inc. (a)	2,961	94,486
Hilton Worldwide Holdings, Inc.	66,276	7,144,553
Las Vegas Sands Corp.	38,149	2,491,511
Marriott International, Inc. Class A	65,405	9,160,624
McDonald's Corp.	28,657	6,131,738
MGM Mirage, Inc.	9,595	298,021
Norwegian Cruise Line Holdings Ltd. (a)	10,027	539,954
Planet Fitness, Inc. (a)	19,271	1,556,904
Six Flags Entertainment Corp.	2,048	78,090
Starbucks Corp.	280,964	23,834,176
Vail Resorts, Inc.	8,382	1,965,663
Wendy's Co.	43,324	938,831
Wyndham Hotels & Resorts, Inc.	6,588	376,636
Wynn Resorts Ltd.	18,931	2,388,335
Yum China Holdings, Inc.	70,836	3,050,907
Yum! Brands, Inc.	63,865	6,755,001
		80,022,437
Household Durables - 0.2%
Lennar Corp.:
Class A	26,807	1,778,913
Class B	1,247	65,480
NVR, Inc. (a)	765	2,919,982
Tempur Sealy International, Inc. (a)	10,592	970,439
		5,734,814
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. (a)	98,182	197,220,147
eBay, Inc.	184,363	6,187,222
Etsy, Inc. (a)	27,503	1,342,421
Expedia, Inc.	28,084	3,045,710
GrubHub, Inc. (a)(b)	21,311	1,153,991
The Booking Holdings, Inc. (a)	9,906	18,133,428
Wayfair LLC Class A (a)(b)	14,751	1,382,169
		228,465,088
Leisure Products - 0.1%
Hasbro, Inc.	31,083	3,166,425
Mattel, Inc. (a)(b)	55,266	808,542
Polaris, Inc.	12,036	1,105,386
		5,080,353
Multiline Retail - 0.4%
Dollar General Corp.	57,802	8,867,405
Dollar Tree, Inc. (a)	29,882	2,601,826
Nordstrom, Inc. (b)	25,261	931,120
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	12,290	651,862
Target Corp.	6,212	687,917
		13,740,130
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	3,698	487,212
AutoZone, Inc. (a)	5,634	5,960,547
Best Buy Co., Inc.	10,799	914,567
Burlington Stores, Inc. (a)	15,580	3,388,183
CarMax, Inc. (a)(b)	18,165	1,762,732
Carvana Co. Class A (a)(b)	10,542	835,454
Five Below, Inc. (a)	12,786	1,447,631
Floor & Decor Holdings, Inc. Class A (a)	15,996	788,763
L Brands, Inc.	8,349	193,363
Lowe's Companies, Inc.	182,985	21,270,176
O'Reilly Automotive, Inc. (a)	17,655	7,169,696
Ross Stores, Inc.	84,028	9,427,101
The Home Depot, Inc.	149,467	34,093,423
TJX Companies, Inc.	287,777	16,990,354
Tractor Supply Co.	27,856	2,589,215
Ulta Beauty, Inc. (a)	13,469	3,608,480
Williams-Sonoma, Inc.	3,409	238,903
		111,165,800
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	13,767	412,459
Carter's, Inc.	4,639	492,059
Columbia Sportswear Co.	4,496	422,264
Hanesbrands, Inc.	65,109	895,900
lululemon athletica, Inc. (a)	28,024	6,708,665
NIKE, Inc. Class B	293,326	28,247,294
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,195	418,581
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	27,825	561,509
Class C (non-vtg.) (a)	30,900	554,964
VF Corp.	73,384	6,088,670
		44,802,365

TOTAL CONSUMER DISCRETIONARY		516,949,591

CONSUMER STAPLES - 4.6%
Beverages - 2.3%
Brown-Forman Corp.:
Class A	9,282	596,554
Class B (non-vtg.)	39,619	2,679,829
Monster Beverage Corp. (a)	91,031	6,062,665
PepsiCo, Inc.	278,803	39,595,602
The Coca-Cola Co.	619,780	36,195,152
		85,129,802
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	2,150	345,849
Costco Wholesale Corp.	104,601	31,957,698
Grocery Outlet Holding Corp. (b)	909	29,761
Sprouts Farmers Market LLC (a)	13,413	209,645
Sysco Corp.	112,820	9,267,035
		41,809,988
Food Products - 0.3%
Campbell Soup Co.	22,205	1,074,500
Kellogg Co.	22,046	1,503,758
Lamb Weston Holdings, Inc.	8,846	807,728
McCormick & Co., Inc. (non-vtg.)	19,243	3,143,729
Pilgrim's Pride Corp. (a)	4,700	122,435
Post Holdings, Inc. (a)	6,802	711,285
The Hershey Co.	29,862	4,633,687
TreeHouse Foods, Inc. (a)	2,190	97,674
		12,094,796
Household Products - 0.3%
Church & Dwight Co., Inc.	58,543	4,345,061
Clorox Co.	24,501	3,854,252
Procter & Gamble Co.	33,657	4,194,335
		12,393,648
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	51,617	10,073,574
Herbalife Nutrition Ltd. (a)	3,499	135,936
		10,209,510
Tobacco - 0.3%
Altria Group, Inc.	216,197	10,275,843

TOTAL CONSUMER STAPLES		171,913,587

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cabot Oil & Gas Corp.	58,889	829,746
Cheniere Energy, Inc. (a)	31,002	1,836,558
Diamondback Energy, Inc.	7,789	579,502
Equitrans Midstream Corp.	4,262	41,214
ONEOK, Inc.	30,717	2,299,782
Parsley Energy, Inc. Class A	40,257	669,876
Pioneer Natural Resources Co.	16,412	2,215,620
		8,472,298
FINANCIALS - 3.2%
Banks - 0.1%
CIT Group, Inc.	1,899	86,803
Comerica, Inc.	2,052	125,500
First Republic Bank	7,028	779,265
Prosperity Bancshares, Inc.	2,314	162,443
Signature Bank	6,093	864,536
SVB Financial Group (a)	875	210,289
Synovus Financial Corp.	2,409	84,363
Western Alliance Bancorp.	2,320	128,134
		2,441,333
Capital Markets - 1.7%
Ameriprise Financial, Inc.	4,113	680,331
Cboe Global Markets, Inc.	6,386	786,883
Charles Schwab Corp.	163,829	7,462,411
E*TRADE Financial Corp.	9,994	425,944
Evercore, Inc. Class A	3,314	253,919
FactSet Research Systems, Inc.	8,757	2,505,465
Interactive Brokers Group, Inc.	4,803	225,741
Intercontinental Exchange, Inc.	51,816	5,168,128
Lazard Ltd. Class A	8,731	366,353
LPL Financial	18,799	1,731,952
MarketAxess Holdings, Inc.	8,882	3,145,827
Moody's Corp.	38,869	9,981,171
Morningstar, Inc.	4,654	730,166
MSCI, Inc.	19,613	5,605,395
Raymond James Financial, Inc.	6,727	615,050
S&P Global, Inc.	58,447	17,167,637
SEI Investments Co.	14,100	920,166
T. Rowe Price Group, Inc.	15,337	2,047,950
TD Ameritrade Holding Corp.	54,400	2,582,912
Virtu Financial, Inc. Class A	5,395	90,043
		62,493,444
Consumer Finance - 0.4%
American Express Co.	89,118	11,573,755
Credit Acceptance Corp. (a)	2,159	926,168
Discover Financial Services	25,690	1,930,090
Synchrony Financial	40,895	1,325,407
		15,755,420
Diversified Financial Services - 0.0%
Voya Financial, Inc.	2,190	130,809
Insurance - 1.0%
Alleghany Corp. (a)	328	261,632
Aon PLC	56,243	12,387,521
Arch Capital Group Ltd. (a)	12,174	537,604
Arthur J. Gallagher & Co.	9,130	936,464
Athene Holding Ltd. (a)	13,267	577,911
Axis Capital Holdings Ltd.	1,950	125,288
Brown & Brown, Inc.	3,181	142,827
Erie Indemnity Co. Class A	3,813	634,865
Everest Re Group Ltd.	2,852	788,778
Kemper Corp.	2,814	209,418
Markel Corp. (a)	271	317,875
Marsh & McLennan Companies, Inc.	106,557	11,919,466
Primerica, Inc.	6,937	822,451
Progressive Corp.	44,620	3,600,388
RenaissanceRe Holdings Ltd.	3,889	736,732
The Travelers Companies, Inc.	9,775	1,286,586
		35,285,806
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)(b)	1,808	562,650

TOTAL FINANCIALS		116,669,462

HEALTH CARE - 13.8%
Biotechnology - 2.8%
AbbVie, Inc.	350,456	28,393,945
Agios Pharmaceuticals, Inc. (a)(b)	1,584	77,188
Alexion Pharmaceuticals, Inc. (a)	38,584	3,834,864
Alnylam Pharmaceuticals, Inc. (a)	20,729	2,379,482
Amgen, Inc.	131,252	28,356,995
Biogen, Inc. (a)	14,779	3,973,334
BioMarin Pharmaceutical, Inc. (a)	43,039	3,593,757
Exact Sciences Corp. (a)(b)	32,699	3,050,163
Exelixis, Inc. (a)	28,528	490,682
Gilead Sciences, Inc.	43,012	2,718,358
Incyte Corp. (a)	41,558	3,036,643
Ionis Pharmaceuticals, Inc. (a)	29,915	1,744,643
Moderna, Inc. (a)(b)	43,592	894,072
Neurocrine Biosciences, Inc. (a)	21,127	2,114,390
Regeneron Pharmaceuticals, Inc. (a)	3,941	1,331,822
Sage Therapeutics, Inc. (a)	11,938	791,251
Sarepta Therapeutics, Inc. (a)	16,494	1,912,644
Seattle Genetics, Inc. (a)	27,620	2,993,732
Vertex Pharmaceuticals, Inc. (a)	60,829	13,811,224
		105,499,189
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	177,898	15,502,032
Abiomed, Inc. (a)	10,370	1,931,827
Align Technology, Inc. (a)	18,513	4,759,692
Baxter International, Inc.	53,810	4,800,928
Becton, Dickinson & Co.	5,334	1,467,810
Boston Scientific Corp. (a)	328,950	13,773,137
Cantel Medical Corp.	4,853	315,736
Danaher Corp.	7,657	1,231,782
DexCom, Inc. (a)	21,444	5,162,643
Edwards Lifesciences Corp. (a)	49,146	10,805,240
Envista Holdings Corp. (a)	21,723	642,784
Hill-Rom Holdings, Inc.	8,084	860,865
Hologic, Inc. (a)	50,095	2,681,084
ICU Medical, Inc. (a)	1,394	254,363
IDEXX Laboratories, Inc. (a)	20,142	5,458,683
Insulet Corp. (a)	14,081	2,732,277
Intuitive Surgical, Inc. (a)	27,158	15,202,505
Masimo Corp. (a)	11,013	1,878,818
Penumbra, Inc. (a)(b)	7,350	1,289,631
ResMed, Inc.	33,462	5,319,454
STERIS PLC	1,163	175,252
Stryker Corp.	81,685	17,211,030
Teleflex, Inc.	10,959	4,071,378
The Cooper Companies, Inc.	1,551	538,026
Varian Medical Systems, Inc. (a)	22,400	3,148,768
West Pharmaceutical Services, Inc.	12,951	2,019,708
		123,235,453
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	36,152	3,093,165
Anthem, Inc.	17,575	4,662,296
Centene Corp. (a)	117,415	7,374,836
Chemed Corp.	3,636	1,698,157
Cigna Corp.	26,710	5,138,470
Encompass Health Corp.	11,593	893,009
Guardant Health, Inc. (a)	8,635	656,605
HCA Holdings, Inc.	38,324	5,319,371
Henry Schein, Inc. (a)	4,198	289,410
Humana, Inc.	13,465	4,527,472
Laboratory Corp. of America Holdings (a)	1,337	234,510
McKesson Corp.	4,642	661,996
Molina Healthcare, Inc. (a)	11,339	1,394,357
UnitedHealth Group, Inc.	224,483	61,160,393
		97,104,047
Health Care Technology - 0.3%
Cerner Corp.	74,140	5,325,476
Change Healthcare, Inc. (b)	5,812	90,202
Veeva Systems, Inc. Class A (a)	31,243	4,580,536
		9,996,214
Life Sciences Tools & Services - 1.3%
Adaptive Biotechnologies Corp.	2,279	68,154
Agilent Technologies, Inc.	6,975	575,856
Avantor, Inc.	52,264	965,316
Bio-Techne Corp.	8,766	1,840,597
Bruker Corp.	23,876	1,181,146
Charles River Laboratories International, Inc. (a)	11,263	1,741,035
Illumina, Inc. (a)	34,819	10,099,947
IQVIA Holdings, Inc. (a)	17,651	2,740,318
Mettler-Toledo International, Inc. (a)	5,752	4,355,299
PerkinElmer, Inc.	5,691	526,304
PRA Health Sciences, Inc. (a)	14,678	1,487,028
Thermo Fisher Scientific, Inc.	64,359	20,156,595
Waters Corp. (a)	15,755	3,525,811
		49,263,406
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	325,076	20,463,534
Eli Lilly & Co.	202,338	28,254,478
Horizon Pharma PLC (a)	4,855	167,449
Jazz Pharmaceuticals PLC (a)	11,491	1,647,235
Johnson & Johnson	95,312	14,189,097
Merck & Co., Inc.	573,781	49,023,849
Nektar Therapeutics (a)(b)	6,180	122,920
Zoetis, Inc. Class A	113,427	15,223,038
		129,091,600

TOTAL HEALTH CARE		514,189,909

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.9%
BWX Technologies, Inc. (b)	16,366	1,040,714
General Dynamics Corp.	3,998	701,409
Harris Corp.	26,290	5,818,766
HEICO Corp.	9,721	1,190,142
HEICO Corp. Class A	17,168	1,650,703
Hexcel Corp.	18,474	1,371,140
Huntington Ingalls Industries, Inc.	7,424	1,937,664
Lockheed Martin Corp.	58,608	25,091,257
Northrop Grumman Corp.	37,565	14,070,722
Raytheon Co.	41,033	9,065,831
Spirit AeroSystems Holdings, Inc. Class A	21,649	1,414,113
The Boeing Co.	125,829	40,047,596
TransDigm Group, Inc.	9,475	6,095,078
		109,495,135
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	24,088	1,739,635
Expeditors International of Washington, Inc.	28,544	2,084,854
United Parcel Service, Inc. Class B	166,785	17,265,583
XPO Logistics, Inc. (a)(b)	12,441	1,106,254
		22,196,326
Airlines - 0.2%
Alaska Air Group, Inc.	12,919	834,438
American Airlines Group, Inc.	8,983	241,104
Delta Air Lines, Inc.	27,087	1,509,829
JetBlue Airways Corp. (a)	6,187	122,688
Southwest Airlines Co.	67,900	3,733,142
United Continental Holdings, Inc. (a)	11,910	890,868
		7,332,069
Building Products - 0.2%
A.O. Smith Corp.	5,292	225,915
Allegion PLC	16,352	2,114,641
Armstrong World Industries, Inc.	11,436	1,147,374
Fortune Brands Home & Security, Inc.	10,386	713,622
Lennox International, Inc.	7,483	1,743,389
		5,944,941
Commercial Services & Supplies - 0.6%
Cintas Corp.	19,937	5,561,825
Copart, Inc. (a)	47,722	4,841,874
IAA Spinco, Inc. (a)	28,289	1,336,938
KAR Auction Services, Inc.	27,330	574,477
Republic Services, Inc.	3,088	293,514
Rollins, Inc.	33,089	1,255,728
Waste Management, Inc.	78,701	9,577,912
		23,442,268
Construction & Engineering - 0.0%
Quanta Services, Inc.	7,410	290,102
Electrical Equipment - 0.3%
Acuity Brands, Inc.	2,469	291,021
AMETEK, Inc.	43,204	4,197,269
Emerson Electric Co.	12,469	893,154
Hubbell, Inc. Class B	6,983	1,000,175
Rockwell Automation, Inc.	27,515	5,273,525
Sensata Technologies, Inc. PLC (a)	15,356	725,878
		12,381,022
Industrial Conglomerates - 0.9%
3M Co.	101,834	16,156,982
Carlisle Companies, Inc.	11,371	1,776,491
Honeywell International, Inc.	83,319	14,432,517
Roper Technologies, Inc.	3,716	1,418,249
		33,784,239
Machinery - 1.2%
Allison Transmission Holdings, Inc.	25,536	1,128,691
Caterpillar, Inc.	9,791	1,286,048
Deere & Co.	8,099	1,284,339
Donaldson Co., Inc.	29,497	1,529,419
Dover Corp.	14,843	1,689,876
Flowserve Corp.	6,690	312,289
Fortive Corp.	15,469	1,159,092
Graco, Inc.	38,554	2,049,145
IDEX Corp.	8,830	1,446,796
Illinois Tool Works, Inc.	76,073	13,311,254
Ingersoll-Rand PLC	53,866	7,176,567
Lincoln Electric Holdings, Inc.	12,921	1,152,295
Middleby Corp. (a)	12,947	1,452,136
Nordson Corp.	12,178	2,056,377
Toro Co.	24,713	1,977,534
WABCO Holdings, Inc. (a)	10,013	1,358,263
Westinghouse Air Brake Co.	11,713	865,122
Woodward, Inc.	10,531	1,224,861
Xylem, Inc.	41,879	3,419,839
		45,879,943
Professional Services - 0.7%
CoStar Group, Inc. (a)	8,543	5,578,494
Equifax, Inc.	23,828	3,571,817
IHS Markit Ltd.	58,903	4,645,091
Nielsen Holdings PLC	10,641	217,076
Robert Half International, Inc.	26,502	1,541,621
TransUnion Holding Co., Inc.	44,599	4,089,728
Verisk Analytics, Inc.	37,824	6,145,265
		25,789,092
Road & Rail - 1.1%
CSX Corp.	64,809	4,947,519
J.B. Hunt Transport Services, Inc.	6,093	657,617
Landstar System, Inc.	8,335	923,101
Lyft, Inc.	4,699	223,109
Norfolk Southern Corp.	8,186	1,704,407
Old Dominion Freight Lines, Inc.	6,419	1,259,600
Uber Technologies, Inc.	23,952	869,218
Union Pacific Corp.	165,840	29,755,013
		40,339,584
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	1,834	78,752
Fastenal Co.	126,043	4,396,380
United Rentals, Inc. (a)	12,438	1,687,712
W.W. Grainger, Inc.	10,105	3,058,480
		9,221,324

TOTAL INDUSTRIALS		336,096,045

INFORMATION TECHNOLOGY - 39.5%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	14,368	3,208,949
Cisco Systems, Inc.	1,017,936	46,794,518
F5 Networks, Inc. (a)	13,162	1,607,343
Motorola Solutions, Inc.	30,023	5,314,071
Ubiquiti, Inc.	2,055	335,828
		57,260,709
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	69,492	6,912,369
CDW Corp.	33,805	4,409,862
Cognex Corp.	38,304	1,952,355
Corning, Inc.	55,919	1,492,478
Dolby Laboratories, Inc. Class A	1,946	134,936
FLIR Systems, Inc.	2,629	135,499
IPG Photonics Corp. (a)	669	85,411
Jabil, Inc.	7,722	300,309
Keysight Technologies, Inc. (a)	44,748	4,161,117
National Instruments Corp.	1,437	64,133
Trimble, Inc. (a)	9,903	421,076
Zebra Technologies Corp. Class A (a)	12,932	3,091,007
		23,160,552
IT Services - 9.4%
Accenture PLC Class A	151,259	31,039,859
Akamai Technologies, Inc. (a)	33,832	3,158,217
Alliance Data Systems Corp.	905	93,025
Automatic Data Processing, Inc.	103,133	17,675,965
Black Knight, Inc. (a)	33,575	2,246,839
Booz Allen Hamilton Holding Corp. Class A	31,875	2,487,525
Broadridge Financial Solutions, Inc.	27,785	3,310,583
Cognizant Technology Solutions Corp. Class A	10,048	616,746
CoreLogic, Inc.	918	42,687
EPAM Systems, Inc. (a)	12,156	2,773,270
Euronet Worldwide, Inc. (a)	11,680	1,841,235
Fidelity National Information Services, Inc.	88,592	12,727,127
Fiserv, Inc. (a)	133,559	15,841,433
FleetCor Technologies, Inc. (a)	20,324	6,406,735
Gartner, Inc. (a)	20,428	3,284,414
Genpact Ltd.	43,691	1,934,201
Global Payments, Inc.	70,785	13,834,928
GoDaddy, Inc. (a)	39,967	2,686,182
IBM Corp.	127,230	18,286,768
Jack Henry & Associates, Inc.	15,853	2,370,658
MasterCard, Inc. Class A	210,580	66,530,645
MongoDB, Inc. Class A (a)(b)	9,772	1,601,729
Okta, Inc. (a)	25,299	3,239,537
Paychex, Inc.	76,409	6,553,600
PayPal Holdings, Inc. (a)	278,413	31,708,457
Sabre Corp.	11,075	238,556
Square, Inc. (a)	81,975	6,122,713
Switch, Inc. Class A	13,306	212,896
The Western Union Co.	21,680	583,192
Twilio, Inc. Class A (a)(b)	29,391	3,654,477
VeriSign, Inc. (a)	16,660	3,467,612
Visa, Inc. Class A	406,793	80,939,603
WEX, Inc. (a)	10,053	2,180,697
		349,692,111
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	244,206	11,477,682
Analog Devices, Inc.	11,612	1,274,417
Applied Materials, Inc.	117,333	6,804,141
Broadcom, Inc.	91,825	28,021,317
Cree, Inc. (a)	1,975	91,818
Entegris, Inc.	31,444	1,627,541
KLA-Tencor Corp.	37,798	6,264,641
Lam Research Corp.	30,060	8,964,193
Maxim Integrated Products, Inc.	23,846	1,433,622
Microchip Technology, Inc.	15,274	1,488,910
Monolithic Power Systems, Inc.	9,767	1,671,817
NVIDIA Corp.	138,744	32,803,244
Qualcomm, Inc.	271,120	23,129,247
Skyworks Solutions, Inc.	2,025	229,129
Teradyne, Inc.	40,723	2,687,311
Texas Instruments, Inc.	222,435	26,836,783
Universal Display Corp.	9,966	1,755,710
Xilinx, Inc.	60,684	5,126,584
		161,688,107
Software - 14.7%
2U, Inc. (a)(b)	5,161	102,239
Adobe, Inc. (a)	115,939	40,710,820
Alteryx, Inc. Class A (a)(b)	10,621	1,481,311
Anaplan, Inc. (a)	19,978	1,150,533
ANSYS, Inc. (a)	20,014	5,490,441
Aspen Technology, Inc. (a)	15,933	1,895,708
Atlassian Corp. PLC (a)	27,938	4,106,886
Autodesk, Inc. (a)	40,538	7,979,905
Avalara, Inc. (a)	10,950	932,283
Cadence Design Systems, Inc. (a)	66,431	4,790,339
CDK Global, Inc.	28,423	1,525,747
Ceridian HCM Holding, Inc. (a)	17,640	1,292,836
Citrix Systems, Inc.	25,821	3,130,022
Coupa Software, Inc. (a)	14,648	2,360,525
DocuSign, Inc. (a)	36,259	2,846,694
Dropbox, Inc. Class A (a)	49,423	841,179
Dynatrace, Inc.	12,478	390,686
Elastic NV (a)	10,571	685,846
Fair Isaac Corp. (a)	6,629	2,667,377
FireEye, Inc. (a)	46,542	743,741
Fortinet, Inc. (a)	34,066	3,929,854
Guidewire Software, Inc. (a)	19,336	2,175,300
HubSpot, Inc. (a)	9,458	1,711,331
Intuit, Inc.	58,985	16,538,214
Manhattan Associates, Inc. (a)	14,906	1,273,867
Medallia, Inc.	3,458	97,585
Microsoft Corp.	1,794,722	305,515,526
New Relic, Inc. (a)	11,588	764,924
Nutanix, Inc. Class A (a)	39,505	1,282,727
Oracle Corp.	488,223	25,607,296
Pagerduty, Inc. (b)	9,368	218,462
Palo Alto Networks, Inc. (a)	22,548	5,293,819
Parametric Technology Corp. (a)	24,289	2,018,902
Paycom Software, Inc. (a)	11,526	3,667,112
Paylocity Holding Corp. (a)	7,972	1,131,147
Pegasystems, Inc.	8,899	767,183
Pluralsight, Inc. (a)	14,470	280,573
Proofpoint, Inc. (a)	13,006	1,597,267
RealPage, Inc. (a)	18,536	1,081,576
RingCentral, Inc. (a)	17,443	3,585,932
Salesforce.com, Inc. (a)	197,628	36,029,561
ServiceNow, Inc. (a)	44,251	14,967,016
Smartsheet, Inc. (a)	20,396	988,798
SolarWinds, Inc. (a)(b)	3,605	68,207
Splunk, Inc. (a)	36,750	5,705,805
SS&C Technologies Holdings, Inc.	46,776	2,947,356
Synopsys, Inc. (a)	35,657	5,259,764
Teradata Corp. (a)	26,139	636,223
The Trade Desk, Inc. (a)(b)	9,163	2,466,496
Tyler Technologies, Inc. (a)	8,961	2,900,496
VMware, Inc. Class A (a)	17,965	2,659,898
Workday, Inc. Class A (a)	38,689	7,143,150
Zendesk, Inc. (a)	25,826	2,231,366
Zscaler, Inc. (a)(b)	14,738	826,654
		548,494,505
Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	1,054,757	326,457,829
Dell Technologies, Inc. (a)	25,660	1,251,438
HP, Inc.	17,773	378,920
NCR Corp. (a)	29,756	1,003,372
NetApp, Inc.	58,742	3,136,823
Pure Storage, Inc. Class A (a)	54,108	963,122
		333,191,504

TOTAL INFORMATION TECHNOLOGY		1,473,487,488

MATERIALS - 1.3%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	7,320	1,747,357
Axalta Coating Systems Ltd. (a)	14,513	418,120
CF Industries Holdings, Inc.	5,030	202,608
Ecolab, Inc.	59,857	11,738,556
Element Solutions, Inc. (a)	20,009	234,105
NewMarket Corp.	1,472	647,121
PPG Industries, Inc.	17,949	2,151,008
RPM International, Inc.	4,900	349,713
Sherwin-Williams Co.	19,685	10,964,348
The Scotts Miracle-Gro Co. Class A	9,234	1,133,381
W.R. Grace & Co.	13,364	900,199
		30,486,516
Construction Materials - 0.2%
Eagle Materials, Inc.	8,072	735,924
Martin Marietta Materials, Inc.	4,483	1,182,615
Vulcan Materials Co.	28,942	4,099,055
		6,017,594
Containers & Packaging - 0.3%
Aptargroup, Inc.	5,997	692,713
Avery Dennison Corp.	18,215	2,390,537
Ball Corp.	76,825	5,545,229
Berry Global Group, Inc. (a)	11,820	502,586
Crown Holdings, Inc. (a)	17,549	1,299,152
Sealed Air Corp.	2,645	93,898
		10,524,115
Metals & Mining - 0.0%
Royal Gold, Inc.	4,835	557,572
Southern Copper Corp.	13,932	524,958
		1,082,530

TOTAL MATERIALS		48,110,755

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Homes 4 Rent Class A	25,675	701,698
American Tower Corp.	104,593	24,238,382
Americold Realty Trust	44,740	1,542,188
Brookfield Property REIT, Inc. Class A	15,336	283,103
Colony Capital, Inc.	5,294	24,723
CoreSite Realty Corp.	6,823	801,361
Crown Castle International Corp.	98,178	14,710,992
Equinix, Inc.	20,255	11,944,981
Equity Lifestyle Properties, Inc.	40,577	2,951,977
Extra Space Storage, Inc.	23,781	2,632,081
Iron Mountain, Inc.	7,647	241,722
Lamar Advertising Co. Class A	19,875	1,844,599
Outfront Media, Inc.	5,150	153,161
Public Storage	26,510	5,931,878
SBA Communications Corp. Class A	26,566	6,629,811
Simon Property Group, Inc.	64,858	8,635,843
Sun Communities, Inc.	5,070	822,202
UDR, Inc.	3,608	172,859
		84,263,561
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	28,814	1,759,095
Howard Hughes Corp. (a)	2,957	359,808
Jones Lang LaSalle, Inc.	1,375	233,503
		2,352,406

TOTAL REAL ESTATE		86,615,967

TOTAL COMMON STOCKS
(Cost $2,942,387,358)		3,704,205,837
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $498,821)	500,000	499,050
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 1.58% (d)	16,357,444	$16,360,715
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	35,398,637	35,402,177
TOTAL MONEY MARKET FUNDS
(Cost $51,762,892)		51,762,892
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,994,649,071)		3,756,467,779
NET OTHER ASSETS (LIABILITIES) - (0.8)%(f)		(28,025,990)
NET ASSETS - 100%		$3,728,441,789

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	127	March 2020	$22,854,285	$617,141	$617,141

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $499,050.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $173,540 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$487,151
Fidelity Securities Lending Cash Central Fund	90,413
Total	$577,564

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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